Share-Based Compensation (Narrative) (Details) - Stock Option Awards [Member] $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2025 CAD ($) shares $ / shares	Apr. 30, 2024 CAD ($) shares $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 7.0	$ 10.4	$ 10.1	$ 20.5
Granted | shares			2.0	2.5
Weighted average fair value of options granted | $ / shares			$ 12.80	$ 14.36